Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Related Party Transaction [Line Items]
Inventory Purchases From Former Parent		$ 110	$ 79	$ 34
Transaction With Directors | Directors Of Adt Or Tyco
Related Party Transaction [Line Items]
Purchases from Related Parties as a Percentage of Revenue (Less than 1%)		1.00%	1.00%	1.00%
Selling, general and administrative expenses
Related Party Transaction [Line Items]
General Insurance Expense		24	24	18
Allocated general corporate expenses	15	52	67	69
Accounts Payable | Trade Accounts Payable
Related Party Transaction [Line Items]
Due To Former Parent		14	9
Other Liabilities | Debt And Cash Pool Agreements
Related Party Transaction [Line Items]
Due To Former Parent			63
Prepaid Expenses and Other Current Assets | Non Trade Receivable
Related Party Transaction [Line Items]
Due From Former Parent			7
Prepaid Expenses and Other Current Assets | Insurance Related Receivable
Related Party Transaction [Line Items]
Due From Former Parent		11	14
Accrued And Other Current Liabilities | Non Trade Payable
Related Party Transaction [Line Items]
Due To Former Parent			2
Accrued And Other Current Liabilities And Other Liabilities | Insurance Related Liabilities
Related Party Transaction [Line Items]
Due To Former Parent		$ 47	$ 57